INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES [Text Block]

13. INVENTORIES

	As at December 31,
	2023	2022
Current:
Sulphide ore stockpiles	57,678	45,306
Copper contained in concentrate	17,356	12,105
Molybdenum concentrate	711	417
Materials and supplies	47,197	35,018
	122,942	92,846
Long-term:
Oxide ore stockpiles	17,554	-
	140,496	92,846

For the year ended December 31, 2023, the Company recorded a write-down of $7,613 (2022 - $nil) to adjust the carrying value of ore stockpiles to cost, of which $1,695 (2022 - $nil) is recorded in depletion and amortization and the balance in production costs.